INCOME TAXES - Additional Information (Detail)	6 Months Ended				12 Months Ended
	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 HKD ($)	Sep. 30, 2020 HKD ($)
Income Taxes [Line Items]
Current tax expenses | ¥		¥ 25	¥ 26
Hong Kong | On The First Two Thousand Hong kong Dollars Of Assessable Income [Member]
Income Taxes [Line Items]
Income tax rate	8.25%	8.25%	8.25%	8.25%
Assessable profits on which tax is levied | $	$ 2,000			$ 2,000	$ 2,000
Hong Kong | Above Two Thousand Hong kong Dollars Of Assessable Income [Member]
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%	16.50%	16.50%
Assessable profits on which tax is levied | $	$ 2,000			$ 2,000	$ 2,000
United States of America
Income Taxes [Line Items]
Income tax rate	21.00%	21.00%
PRC
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Special circumstance for underpayment of income tax liability amount | ¥		¥ 100,000
Withholding income tax	10.00%	10.00%
Delaware division of revenue
Income Taxes [Line Items]
Income tax rate	8.70%	8.70%